TRADE RCEIVABLES, NET	12 Months Ended
Dec. 31, 2022
TRADE RCEIVABLES, NET	NOTE 6 – TRADE RCEIVABLES, NET:
	December 31,	December 31,
	2022	2021

Customers	$1,383	$857
Expected credit losses	(10)	-
	$1,373	$857